Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Class of Warrant or Right [Line Items]
Warrants, Outstanding	6,633,324	8,769,911
Warrants, Exercised	(1,904,000)	(1,711,000)
Warrants, Expired	(4,729,324)	(425,587)
Warrants, Outstanding	0	6,633,324
Warrants, Exercisable	0
Weighted-average Exercise Price, Outstanding	$ 1.63	$ 1.38
Weighted-average Exercise Price, Exercised	0.53	0.51
Weighted-average Exercise Price, Expired	2.08	0.66
Weighted-average Exercise Price, Outstanding	0	$ 1.63
Weighted-average Exercise Price, Exercisable	$ 0